CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	4 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Aug. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenue	$ 141,365	$ 452,520	$ 278,606	$ 449,154
Cost of goods sold before depreciation, depletion and amortization	120,842	399,542	241,999	381,406
Goodwill and other asset impairments	0	0	0	47,595
Selling, general and administrative expenses	17,771	50,440	35,778	54,328
(Gain) loss on sale of assets	6	(1,221)	78	2,384
Depreciation, depletion and amortization	6,564	18,789	15,514	24,277
Loss from operations	(3,818)	(15,030)	(14,763)	(60,836)
Interest expense, net	(3,385)	(11,057)	(17,369)	(25,941)
Gain on purchases of senior subordinated notes	0	0	0	7,406
Derivative income	996	13,422	0	0
Other income, net	134	1,109	512	1,271
Loss from continuing operations before reorganization items and income taxes	(6,073)	(11,556)	(31,620)	(78,100)
Reorganization items (Note 14)	0	0	66,776	0
Income (loss) from continuing operations before income taxes	(6,073)	(11,556)	35,156	(78,100)
Income tax provision (benefit)	(964)	(780)	1,561	(311)
Net income (loss) from continuing operations	(5,109)	(10,776)	33,595	(77,789)
Loss from discontinued operations, net of taxes and loss attributable to non-controlling interest	(645)	(927)	(20,750)	(10,449)
Net income (loss) attributable to stockholders	$ (5,754)	$ (11,703)	$ 12,845	$ (88,238)
Income (loss) per share attributable to stockholders:
Net income (loss) from continuing operations	$ (0.43)	$ (0.89)	$ 0.92	$ (2.15)
Loss from discontinued operations, net of income tax	$ (0.05)	$ (0.08)	$ (0.57)	$ (0.29)
Net income (loss)	$ (0.48)	$ (0.97)	$ 0.35	$ (2.44)
Weighted average shares outstanding:
Basic and diluted	11,928	12,029	36,699	36,169